Document and Entity Information	Oct. 13, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	FEDEX CORP
Amendment Flag	true
Entity Central Index Key	0001048911
Document Type	8-K/A
Document Period End Date	Oct. 13, 2023
Entity File Number	1-15829
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	62-1721435
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	(901)
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On October 13, 2023, FedEx Corporation (“FedEx” or the “Company”) filed a Current Report on Form 8-K disclosing that Guy M. Erwin II had been appointed to serve as Interim Principal Accounting Officer of FedEx beginning on October 21, 2023. On April 26, 2024, the Board of Directors of FedEx appointed Mr. Erwin to serve as the Company’s Corporate Vice President – Chief Accounting Officer, effective May 1, 2024. Mr. Erwin, 47, has served as Interim Principal Accounting Officer of the Company since October 21, 2023 and Staff Vice President and Corporate Controller of the Company since September 2021. He was Director – Accounting of FedEx Corporate Services, Inc. from 2017 to 2021. Prior to that, he held various positions in the finance organization at FedEx from 2001 through 2017, including Staff Director – Financial Reporting from 2013 to 2017. There are no transactions since the beginning of the Company’s last fiscal year in which the Company is a participant and in which Mr. Erwin or any members of his immediate family have any interest that are required to be reported under Item 404(a) of Regulation S-K. No family relationships exist between Mr. Erwin and any of the Company’s directors or executive officers. The appointment of Mr. Erwin was not pursuant to any arrangement or understanding between him and any person, other than a director or executive officer of FedEx acting in his or her official capacity. In connection with his appointment as the Company’s Corporate Vice President – Chief Accounting Officer, Mr. Erwin will receive a promotional bonus, continue receiving a base salary, and be eligible to participate in the Company’s annual incentive compensation plans and long-term incentive plans and receive stock options and restricted stock awards under the FedEx Corporation 2019 Omnibus Incentive Stock Plan, at levels commensurate with other similarly situated persons at the Company. Additional details regarding the Company’s annual incentive compensation plans and long-term incentive plans are described beginning on page 48 of the Company’s 2023 Proxy Statement filed with the Securities and Exchange Commission on August 10, 2023.
Common Stock Par Value Zero Point One Zero Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
M 0.450 Notes Due 20255 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2025
Trading Symbol	FDX 25A
Security Exchange Name	NYSE
M 1.625 Notes Due 20271 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
M 0.450 Notes Due 20292 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2029
Trading Symbol	FDX 29A
Security Exchange Name	NYSE
M 1.300 Notes Due 20313 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2031
Trading Symbol	FDX 31
Security Exchange Name	NYSE
M 0.950 Notes Due 20334 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Notes due 2033
Trading Symbol	FDX 33
Security Exchange Name	NYSE